Filed under Rule 497(k)
Registration No. 002-83631

VALIC Company I

Asset Allocation Fund

Blue Chip Growth Fund

Broad Cap Value Income Fund

Capital Conservation Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Foreign Value Fund

Global Real Estate Fund

Global Social Awareness Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Growth & Income Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Value Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 22, 2016, to each Fund’s

Summary Prospectus dated October 1, 2016, as amended

Effective immediately, all reference to the hyperlink www.valic.com/Prospectuses-Reports_3240_424368.html is deleted and replaced with a reference to the following hyperlink:

www.valic.com/prospectus-and-reports/annuities

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.